Acquisitions- Pro Forma Net Revenue and Net Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Pro forma revenue	$ 682,161
Pro forma net loss	$ (366,278)